Payden Equity Income Fund
1
Schedule of Investments
- January 31 , 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Corporate Bond (2%)
10,300,000 Citigroup Inc. FF, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.726%),
6.95% (a)(b) $ 10,616
5,700,000 Corebridge Financial Inc. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity + 3.181%),
6.88% (a)(b) 5,926
5,700,000 Huntington Bancshares Inc. K, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.653%), 6.25% (a)(b) 5,703
2,800,000 Land O' Lakes Inc. 144A, 7.00% (b)(c) 2,506
Total Corporate Bond (Cost - $24,782)
24,751
Common Stock (91%)
Communication (9%
)
128,700 Alphabet Inc., Class A  43,501
120,900 Corning Inc.  12,483
16,900 Meta Platforms Inc., Class A  12,109
52,800 T-Mobile U.S. Inc.  10,412
265,400 Verizon Communications Inc.  11,816
67,000 Walt Disney Co.  7,558
97,879
Consumer Discretionary (7%
)
114,900 Amazon.com Inc. (d) 27,496
89,000 Hasbro Inc.  7,949
33,800 McDonald's Corp.  10,647
122,000 TJX Cos. Inc.  18,277
64,369
Consumer Staple (4%
)
135,600 Mondelez International Inc., Class A  7,929
70,300 PepsiCo Inc.  10,800
167,400 Walmart Inc.  19,944
38,673
Energy (3%
)
103,100 Chevron Corp.  18,238
62,500 Valero Energy Corp.  11,339
29,577
Financial (24%
)
25,500 American Express Co.  8,980
1,434,000 Aviva PLC (e) 12,501
481,600 Bank of America Corp.  25,621
20,500 Blackrock Inc.  22,938
234,800 Fifth Third Bancorp  11,792
134,100 JPMorgan Chase & Co.  41,020
95,700 MetLife Inc.  7,549
153,500 Morgan Stanley  28,060
87,400 Nasdaq Inc.  8,468
1,973,500 NatWest Group PLC (e) 17,988
34,900 PNC Financial Services Group Inc.  7,758
15,200 S&P Global Inc.  8,022
31,500 Visa Inc., Class A  10,138
299,300 Wells Fargo & Co.  27,084
237,919
Healthcare (13%
)
54,700 AbbVie Inc.  12,199
178,900 Corteva Inc.  13,024
248,700 CVS Health Corp.  18,533
42,900 Danaher Corp.  9,390
90,200 Gilead Sciences Inc.  12,804
61,400 Johnson & Johnson  13,953
18,500 McKesson Corp.  15,377
Principal
or Shares Security Description
Value
(000)
188,500 Merck & Co. Inc.  $ 20,786
294,500 Pfizer Inc.  7,787
85,900 Quest Diagnostics Inc.  16,066
26,700 Stryker Corp.  9,867
14,900 UnitedHealth Group Inc.  4,275
154,061
Industrial (13%
)
72,200 AMETEK Inc.  16,171
29,700 Cummins Inc.  17,191
36,900 Eaton Corp. PLC  12,967
68,700 General Electric Co.  21,076
35,300 Honeywell International Inc.  8,031
103,000 ITT Inc.  18,777
108,700 Johnson Controls International PLC  12,964
90,500 RTX Corp.  18,184
22,100 Westinghouse Air Brake Technologies Corp.  5,086
130,447
Material (3%
)
156,300 CRH PLC  19,133
45,600 Nucor Corp.  8,104
27,237
Technology (9%
)
63,000 Analog Devices Inc.  19,585
25,300 Broadcom Inc.  8,382
253,900 Cisco Systems Inc.  19,885
58,400 International Business Machines Corp.  17,911
29,200 Microsoft Corp.  12,564
28,300 NVIDIA Corp.  5,409
43,500 Texas Instruments Inc.  9,376
93,112
Utility (6%
)
299,800 Dominion Energy Inc.  18,039
171,500 Duke Energy Corp.  20,812
231,700 Exelon Corp.  10,376
470,900 SSE PLC (e) 15,652
29,300 Vistra Corp.  4,640
69,519
Total Common Stock
942,793
Master Limited Partnership (3%)
845,700 Energy Transfer LP 15,603
408,900 Enterprise Products Partners LP 13,572
Total Master Limited Partnership
29,175
Real Estate Investment Trust (3%)
344,500 Annaly Capital Management Inc. 7,927
93,500 Prologis Inc. 12,207
71,400 Simon Property Group Inc. 13,660
Total Real Estate Investment Trust
33,794
Total Stock (Cost - $778,026)
1,005,762
8,967,894 Payden Cash Reserves Money Market Fund
0.01%* (Cost - $8,968)  8,968
Total Investments (Cost - $811,776) (100%)
1,039,481
Other Assets, net of Liabilities (0%)
547
Net Assets (100%)
$ 1,040,028

Payden Mutual Funds
Payden Equity Income Fund
continued
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Perpetual security with no stated maturity date.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Non-income producing
(e) Principal in foreign currency.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 21,616
USD  25,369 Morgan Stanley 03/18/2026 $ 312
GBP 500
USD  659 Morgan Stanley 03/18/2026 25
JPY 1,159,334
USD  7,362 Morgan Stanley 03/18/2026 159
496
Liabilities:
USD 26,286 EUR  22,156 Morgan Stanley 03/18/2026 (37)
USD 46,403 GBP  34,338 Morgan Stanley 03/18/2026 (580)
USD 7,621 JPY  1,187,534 Morgan Stanley 03/18/2026 (83)
(700)
Net Unrealized Appreciation (Depreciation)
$(204)